Deconsolidations and Disposal of Argyle (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 USD ($) shares	Jun. 01, 2022
Urban [Member]
Deconsolidation [Line Items]
Disposal loss | ¥	¥ 114,042,806
Discontinued Operations, Disposed of by Sale [Member] | Urban [Member]
Deconsolidation [Line Items]
Total consideration			¥ 108,000,000	$ 15,000,000
Disposal number of ordinary shares | shares			626,746	626,746
Disposal loss | $		$ 16,307,904
GreenTree Inns Hotel Management Group, Inc. [Member] | Argyle [Member]
Deconsolidation [Line Items]
Equity ownership Percentage					60.00%